Income Taxes (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of provision for income taxes [Abstract]
Current income tax expense	$ 623,938	$ 533,078	$ 10,571,880
Deferred tax expense (benefit)	8,627,604	(132,767)	(9,672,294)
Income taxes provision	$ 9,251,542	$ 400,311	$ 899,586